Intangible Assets, Net (Tables)	9 Months Ended
Sep. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Intangible Asset, Finite-Lived

Patents	3 years
Internally developed software	5 years
External software licenses	3 years
Intangible assets, net consisted of the following as of September 30, 2026 and December 31, 2025:

	As of September 30, 2026
	Cost	Accumulated Amortization	Net Book Value
Patents	$2,639	$(1,696)	$943
Internally developed software	8,203	(4,293)	3,910
External software licenses	264	(156)	108
Total	$11,106	$(6,145)	$4,961

	As of December 31, 2025
	Cost	Accumulated Amortization	Net Book Value
Patents	$2,226	$(1,383)	$843
Internally developed software	7,586	(3,352)	4,234
External software licenses	180	(129)	51
Total	$9,992	$(4,864)	$5,128